Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Schedule of Investments by Accounting Method
The details of our investments are set forth below:

	December 31,
Accounting Method	2014	2013
	in millions
Fair value:
Ziggo:
Not subject to re-use rights (34.1 million shares at December 31, 2013)	$—	$1,560.1
Subject to re-use rights (22.9 million shares at December 31, 2013)	—	1,049.4
Total — Ziggo	—	2,609.5
ITV — subject to re-use rights	871.2	—
Sumitomo	473.1	572.9
Other	318.4	299.4
Total — fair value	1,662.7	3,481.8
Equity	145.1	8.9
Cost	0.4	0.5
Total	$1,808.2	$3,491.2

Discontinued operation — Investments held by the Chellomedia Disposal Group	$—	$21.1

Schedule of Equity Method Investments
The summarized financial condition of Ziggo as of December 31, 2013 is set forth below (in millions):

Current assets	$261.9
Long-term assets	6,131.5
Total assets	$6,393.4

Current liabilities	$539.3
Long-term liabilities	4,516.0
Owners’ equity	1,338.1
Total liabilities and owners’ equity	$6,393.4

The summarized results of operations of Ziggo for the periods indicated are set forth below:

	2014 (a)	2013 (b)
	in millions
Revenue	$1,876.9	$1,570.7
Operating income	$336.0	$418.5
Net earnings (loss)	$(230.3)	$199.1

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(a)	Amounts relate to the period from January 1, 2014 through the Ziggo Acquisition Date.

(b)	Amounts relate to the period from March 28, 2013 (the date of our initial investment in Ziggo) through December 31, 2013.